Acquisitions - Pro Forma Information (Details) - Hollandia Produce Group, Inc. (Pete's) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Business Acquisition [Line Items]
Sales	$ 6,269	$ 5,992	$ 12,482	$ 11,413
Net loss	$ (31,663)	$ (14,410)	$ (58,891)	$ (36,742)